Equity Based Compensation (Summary Of Total Options Outstanding, Granted, Exercised, Expired And Forfeited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Independent Director Option Plan [Member]	Dec. 31, 2009 Independent Director Option Plan [Member]	Dec. 31, 2008 Independent Director Option Plan [Member]	Dec. 31, 2011 Employee Option Plan [Member]	Dec. 31, 2010 Employee Option Plan [Member]	Dec. 31, 2009 Employee Option Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member]	Dec. 31, 2009 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and Outstanding, Shares, Beginning balance				80,000	80,000	80,000	74,000	189,000	289,000	3,598,000	3,174,000	2,165,000
Options, Granted										441,000	499,000	1,553,000
Options, Forfeited and/or expired				(15,000)			(74,000)	(115,000)	(100,000)	(757,000)	(69,000)	(404,000)
Options, Exercised										(243,000)	(6,000)	(140,000)
Issued and Outstanding, Shares, Ending balance				65,000	80,000	80,000		74,000	189,000	3,039,000	3,598,000	3,174,000
Weighted Average Option Price Per Share, Issued and Outstanding, Beginning balance	$ 6.65	$ 7.11	$ 9.61
Weighted Average Option Price Per Share, Granted	$ 5.54	$ 4.58	$ 3.42
Weighted Average Option Price Per Share, Exercised	$ 3.64	$ 3.41	$ 3.41
Weighted Average Option Price Per Share, Forfeited and/or expired	$ 7.57	$ 9.85	$ 9.29
Weighted Average Option Price Per Share, Issued and Outstanding, ending balance	$ 6.48	$ 6.65	$ 7.11
Weighted Average Fair Value of Options Granted During the Year, Granted	$ 1.66	$ 1.38	$ 0.55
Weighted Average Remaining Contractual Life (Years), Issued and Outstanding	6.26
Intrinsic Value, Exercised		$ 10	$ 297
Intrinsic Value, Issued and Outstanding	1,901
Options, Exercisable				65,000						1,890,000
Weighted Average Option Price Per Share, Exercisable	$ 7.17
Weighted Average Remaining Contractual Life (Years), Exercisable	6.26
Intrinsic Value, Exercisable	$ 1,210